Convertible Notes - Additional Information (Detail)		12 Months Ended
	Nov. 24, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2017 USD ($)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Notes due date	2018
Beneficial conversion feature	¥ 52,700,000					$ 8,100,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Debt Instrument, Principal Amount	¥ 260,068,680					$ 40,050,000
Interest rate	12.00%					12.00%
Notes due date	2018
Notes extension	2 years
Total net book value as secured notes | ¥	¥ 24,300,000
Convertible shares of Group's ADS | shares				11,695,513
Beneficial conversion feature	¥ 52,679,692					$ 8,112,556
Accretion period of debt discount		3 years	3 years
Carrying amount of convertible notes and interest payable		¥ 260,600,000		¥ 197,300,000	$ 40,000,000
Interest expense recognized related to convertible note		¥ 77,000,000	$ 11,800,000	¥ 50,400,000